UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21342
Lehman Brothers First Trust Income Opportunity Fund
(Exact name of registrant as specified in charter)
399 Park Ave., New York, NY		10022
(Address of principal executive offices)		(Zip code)
Bradley Tank, Chief Executive Officer of Lehman Brothers Asset Management Inc. 399 Park Ave., New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 526-7000

Date of fiscal year end:	12/31/2004

Date of reporting period:	09/30/2004

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2004 is filed herewith.

Lehman Brothers First Trust Income Opportunity Fund — SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

Principal Amount	Description	S&P Ratings	Moody’s Ratings	Fitch Ratings	Value
Corporate Debt — 142.0% of Total Net Assets
	Airlines — 1.0%
$2,000,000	Delta Airlines, Inc., Series 2000-1, Class A2 7.570%, 11/18/2010	BBB	Ba	NR	$1,796,144

	Automotive — 1.6%
2,685,000	Navistar International Corp., Senior Note 7.500%, 6/15/2011	BB	Ba	BB	2,866,237

	Beverages, Food & Tobacco — 2.1%
1,000,000	Del Monte Corp., Senior Subordinated Note 8.625%, 12/15/2012	B	B	B	1,112,500
1,250,000	Dole Food, Inc., Senior Note 8.625%, 5/01/2009	B	B	NR	1,362,500
1,325,000	Nash Finch Co., Senior Subordinated Note 8.500%, 5/01/2008	B	B	B	1,363,094
					3,838,094
	Building Materials — 0.6%
1,040,000	THL Buildco, Inc., Senior Subordinated Note, 144A 8.500%, 9/01/2014	B	B	NR	1,089,400

	Chemicals — 7.9%
3,375,000	Equistar Chemicals, LP/Equistar Funding Corp., Senior Note 10.625%, 5/01/2011	B	B	B	3,847,500
1,195,000	Huntsman LLC, Senior Secured Note 11.625%, 10/15/2010	B	B	NR	1,383,212
2,545,000	Methanex Corp., Senior Note 8.750%, 8/15/2012	BBB	Ba	BBB	2,926,750
2,000,000	Millennium Chemicals, Inc., Senior Note 9.250%, 6/15/2008	BB	B	NR	2,205,000
2,175,000	Nova Chemicals Corp., Senior Note 6.500%, 1/15/2012	BB	Ba	NR	2,245,687
1,775,000	Resolution Performance Products LLC/Resolution Performance Products Capital Corp., Senior Secured Note 9.500%, 4/15/2010	B	B	NR	1,832,687
					14,440,836
	Coal — 2.5%
1,715,000	Arch Western Finance LLC, Guaranteed Senior Note, 144A 6.750%, 7/01/2013	BB	Ba	NR	1,843,625
1,930,000	Massey Energy Co., Senior Note 6.625%, 11/15/2010	BB	Ba	NR	2,012,025
810,000	Peabody Energy Corp., Senior Note 5.875%, 4/15/2016	BB	Ba	BB	799,875
					4,655,525
	Commercial Services — 8.4%
330,000	Allied Waste North America, Inc., Senior Note 7.875%, 4/15/2013	BB	Ba	BB	348,150
2,100,000	Allied Waste North America, Inc., Senior Secured Note 8.875%, 4/01/2008	BB	Ba	BB	2,278,500
1,055,000	Coinmach Corp., Senior Note 9.000%, 2/01/2010	B	B	NR	1,094,562
2,270,000	Language Line, Inc., Senior Subordinated Note, 144A 11.125%, 6/15/2012	CCC	Caa	NR	2,326,750
2,975,000	Monitronics International, Inc., Senior Subordinated Note, 144A 11.750%, 9/01/2010	B	B	NR	3,242,750
2,960,000	Muzak LLC/Muzak Finance Corp., Senior Note 10.000%, 2/15/2009	CCC	Caa	NR	2,619,600

3,185,000	Muzak LLC/Muzak Finance Corp., Senior Subordinated Note 9.875%, 3/15/2009		CCC	Caa	NR	2,340,975
1,070,000	UGS Corp., Senior Subordinated Note, 144A 10.000%, 6/01/2012		B	B	NR	1,166,300
						15,417,587
	Communications — 2.7%
1,000,000	L-3 Communications Corp., Senior Subordinated Note 7.625%, 6/15/2012		BB	Ba	NR	1,100,000
2,005,000	PanAmSat Corp., Senior Note, 144A 9.000%, 8/15/2014		B	B	NR	2,085,200
2,900,000	PanAmSat Holding Corp., Senior Note, Step-Up, 144A 10.375%, 11/01/2014	(b)	B	Caa	NR	1,692,875
						4,878,075
	Computers — 0.5%
940,000	Unisys Corp., Senior Note 6.875%, 3/15/2010		BB	Ba	BBB	979,950

	Containers & Packaging — 4.1%
510,000	Crown European Holdings SA, Senior Secured Note 9.500%, 3/01/2011		B	B	NR	568,650
3,160,000	Crown European Holdings SA, Senior Secured Note 10.875%, 3/01/2013		B	B	NR	3,673,500
3,000,000	Owens-Brockway Glass Container, Senior Secured Note 8.750%, 11/15/2012		BB	B	B	3,330,000
						7,572,150
	Cosmetics & Personal Care — 0.9%
1,555,000	Playtex Products, Inc., Senior Secured Note 8.000%, 3/01/2011		B	B	NR	1,648,300

	Electric Utilities — 18.2%
4,305,000	AES Corp. (The), Senior Secured Note, 144A 8.750%, 5/15/2013		B	B	BB	4,853,887
195,000	Calpine Canada Energy Finance, ULC, Guaranteed Senior Note 8.500%, 5/01/2008		CCC	Caa	B	134,550
3,215,000	Calpine Corp., Senior Note, 144A 9.625%, 9/30/2014		B	NR	NR	3,158,737
1,635,000	Calpine Corp., Senior Secured Note, 144A 8.750%, 7/15/2013		B	NR	BB	1,234,425
2,720,000	Calpine Corp., Senior Secured Note, 144A 9.875%, 12/01/2011		B	NR	BB	2,135,200
1,060,000	CMS Energy Corp., Senior Note 9.875%, 10/15/2007		B	B	B	1,177,925
2,250,000	CMS Energy Corp., Senior Secured Note, 144A 7.750%, 8/01/2010		B	B	B	2,379,375
440,000	Edison Mission Energy Corp., Senior Note 9.875%, 4/15/2011		B	B	B	512,600
3,150,000	Illinois Power Co., Note 11.500%, 12/15/2010		B	Ba	BBB	3,732,750

3,375,000	Midwest Generation LLC, Senior Secured Note 8.750%, 5/01/2034		B	B	NR	3,678,750
1,410,000	Mission Energy Holding Co., Senior Secured Note 13.500%, 7/15/2008		CCC	B	B	1,783,650
3,610,000	Reliant Resources, Inc., Senior Secured Note 9.500%, 7/15/2013		B	B	B	3,921,362
500,000	TECO Energy, Inc., Note 7.000%, 5/01/2012		BB	Ba	BB	523,750
4,000,000	TECO Energy, Inc., Note 7.500%, 6/15/2010		BB	Ba	BB	4,320,000
						33,546,961
	Electrical Equipment — 1.1%
2,000,000	Hexcel Corp., Senior Subordinated Note 9.750%, 1/15/2009		CCC	Caa	NR	2,100,000

	Electronics — 2.0%
1,675,000	Freescale Semiconductor, Inc., Senior Note, 144A 7.125%, 7/15/2014		BB	Ba	NR	1,742,000
1,720,000	Xerox Corp., Note 7.625%, 6/15/2013		B	Ba	BB	1,857,600
						3,599,600

	Entertainment & Leisure — 16.1%
2,215,000	AMF Bowling Worldwide, Inc., Senior Subordinated Note, 144A 10.000%, 3/01/2010	CCC	B	B	2,347,900
1,490,000	Bally Total Fitness Holding Corp., Senior Note 10.500%, 7/15/2011	B	B	B	1,415,500
600,000	Choctaw Resort Development Enterprise Corp., Senior Note 9.250%, 4/01/2009	BB	B	NR	640,500
3,165,000	Chukchansi Economic Development Authority, Senior Note, 144A 14.500%, 6/15/2009	NR	NR	NR	3,956,250
2,000,000	Chumash Casino & Resort Enterprise, Senior Note, 144A 9.000%, 7/15/2010	BB	Ba	NR	2,220,000
3,130,000	Hollywood Entertainment Corp., Senior Subordinated Note 9.625%, 3/15/2011	B	B	NR	3,349,100
2,230,000	Marquee, Inc., Senior Note, 144A 8.625%, 8/15/2012	B	B	NR	2,363,800
3,690,000	Mohegan Tribal Gaming Authority, Senior Subordinated Note 8.000%, 4/01/2012	BB	Ba	NR	4,077,450
255,000	Royal Caribbean Cruises, Ltd., Senior Note 6.875%, 12/01/2013	BB	Ba	NR	271,575
775,000	Royal Caribbean Cruises, Ltd., Senior Note 7.500%, 10/15/2027	BB	Ba	NR	806,000
1,510,000	Seneca Gaming Corp., Senior Note, 144A 7.250%, 5/01/2012	BB	B	NR	1,559,075
3,510,000	Station Casinos, Inc., Senior Subordinated Note 6.875%, 3/01/2016	B	B	NR	3,606,525
1,785,000	Turning Stone Casino Resort Enterprise, Senior Note, 144A 9.125%, 12/15/2010	B	B	NR	1,927,800
859,000	Wynn Las Vegas Capital Corp., Note 12.000%, 11/01/2010	CCC	B	NR	1,073,750
					29,615,225
	Food Retailers — 1.5%
2,705,000	Stater Brothers Holdings, Senior Note, 144A 8.125%, 6/15/2012	BB	B	NR	2,833,487

	Forest Products & Paper — 3.8%
1,260,000	Georgia-Pacific Corp., Note 7.750%, 11/15/2029	BB	Ba	BB	1,354,500
2,000,000	Georgia-Pacific Corp., Senior Note 8.875%, 2/01/2010	BB	Ba	BB	2,340,000
605,000	Georgia-Pacific Corp., Senior Note 9.375%, 2/01/2013	BB	Ba	BB	712,387
2,200,000	Louisiana-Pacific Corp., Senior Note 8.875%, 8/15/2010	BBB	Ba	BB	2,629,000
					7,035,887
	Health Care Providers — 2.9%
755,000	Alliance Imaging, Inc., Senior Subordinated Note 10.375%, 4/15/2011	B	B	NR	820,119
1,900,000	US Oncology, Inc., Senior Note, 144A 9.000%, 8/15/2012	B	B	NR	1,966,500
535,000	US Oncology, Inc., Senior Subordinated Note, 144A 10.750%, 8/15/2014	B	B	NR	549,712
1,945,000	Vanguard Health Holding Co. II, Senior Subordinated Note, 144A 9.000%, 10/01/2014	CCC	Caa	NR	1,949,862
					5,286,193
	Heavy Machinery — 1.9%
3,310,000	Mueller Group, Inc., Note, 144A 10.000%, 5/01/2012	B	Caa	NR	3,574,800

	Home Construction, Furnishings & Appliances — 2.6%
1,525,000	Beazer Homes USA, Inc., Senior Note 8.375%, 4/15/2012	BB	Ba	BB	1,685,125
1,000,000	Beazer Homes USA, Inc., Senior Note 8.625%, 5/15/2011	BB	Ba	BB	1,102,500
560,000	K Hovnanian Enterprises, Inc., Senior Note 8.000%, 4/01/2012	BB	Ba	BB	620,200

1,255,000	Standard-Pacific Corp., Senior Note 7.750%, 3/15/2013		BB	Ba	NR	1,364,813
						4,772,638
	Media - Broadcasting & Publishing — 22.6%
3,295,000	Charter Communications Holdings, Inc., Senior Note 10.000%, 5/15/2011		CCC	Ca	CCC	2,537,150
2,435,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 144A 8.000%, 4/30/2012		B	B	B	2,428,913
2,585,000	CSC Holdings, Inc., Series B, Senior Note 8.125%, 8/15/2009		BB	B	BB	2,746,563
97,000	Dex Media East LLC/Dex Media East Finance Co., Guaranteed Note 12.125%, 11/15/2012		B	B	B	120,765
2,000,000	Dex Media East LLC/Dex Media East Finance Co., Senior Note 9.875%, 11/15/2009		B	B	B	2,300,000
1,545,000	Dex Media, Inc., Note 8.000%, 11/15/2013		B	B	CCC	1,622,250
1,200,000	EchoStar DBS Corp., Senior Note 9.125%, 1/15/2009		BB	Ba	NR	1,335,000
1,430,000	Echostar DBS Corp., Senior Note, 144A 6.625%, 10/01/2014	(b)	BB	Ba	NR	1,421,063
795,000	Houghton Mifflin Co., Senior Note 8.250%, 2/01/2011		B	B	B	830,775
2,195,000	Houghton Mifflin Co., Senior Subordinated Note 9.875%, 2/01/2013		B	B	CCC	2,304,750
7,300,000	Ono Finance PLC, Note 14.000%, 2/15/2011		CCC	Caa	B	8,404,125
1,265,000	Paxson Communications Corp., Senior Subordinated Note 10.750%, 7/15/2008		CCC	Caa	NR	1,271,325
7,330,000	Paxson Communications Corp., Senior Subordinated Note 12.250%, 1/15/2009		CCC	Caa	NR	6,285,475
2,490,000	RH Donnelley Finance Corp. I, Senior Subordinated Note 10.875%, 12/15/2012		B	B	NR	3,019,125
1,325,000	Rogers Cable, Inc., Senior Secured Note 6.250%, 6/15/2013		BBB	Ba	NR	1,298,500
1,990,000	Rogers Cable, Inc., Senior Secured Note 7.875%, 5/01/2012		BBB	Ba	NR	2,164,125
1,350,000	Young Broadcasting, Inc., Senior Subordinated Note 10.000%, 3/01/2011		CCC	Caa	NR	1,390,500
						41,480,404
	Metals — 4.8%
3,005,000	AK Steel Corp., Guaranteed Senior Note 7.750%, 6/15/2012		B	B	NR	2,937,388
2,240,000	International Steel Group, Inc., Note, 144A 6.500%, 4/15/2014		BB	Ba	NR	2,240,000
3,270,000	IPSCO, Inc., Senior Note 8.750%, 6/01/2013		BB	Ba	NR	3,727,800
						8,905,188
	Multiple Utilities — 3.9%
2,650,000	Coastal Corp., Note 7.750%, 6/15/2010		CCC	Caa	NR	2,650,000
2,345,000	Coastal Corp., Senior Note 9.625%, 5/15/2012		CCC	Caa	NR	2,456,388
1,985,000	El Paso Natural Gas Co., Senior Note 7.625%, 8/01/2010		B	B	NR	2,123,950
						7,230,338
	Oil & Gas — 7.5%
890,000	Chesapeake Energy Corp., Senior Note 6.875%, 1/15/2016		BB	Ba	BB	930,050
1,595,000	Chesapeake Energy Corp., Senior Note, 144A 7.000%, 8/15/2014		BB	Ba	BB	1,686,713
840,000	Forest Oil Corp., Senior Note 7.750%, 5/01/2014		BB	Ba	NR	913,500
1,710,000	Forest Oil Corp., Senior Note, 144A 8.000%, 12/15/2011		BB	Ba	NR	1,919,475
500,000	Newfield Exploration Co., Senior Note 7.625%, 3/01/2011		BB	Ba	NR	560,000

3,000,000	Newfield Exploration Co., Senior Subordinated Note 8.375%, 8/15/2012	BB	Ba	NR	3,375,000
2,745,000	Transcontinental Gas Pipe Line Corp., Note 7.250%, 12/01/2026	B	B	BB	2,861,663
1,370,000	Vintage Petroleum, Inc., Senior Note 8.250%, 5/01/2012	BB	Ba	NR	1,524,125
					13,770,526
	Pharmaceuticals — 2.7%
4,870,000	Biovail Corp., Senior Subordinated Note 7.875%, 4/01/2010	BB	B	NR	4,967,400

	Retailers — 1.9%
1,730,000	Amscan Holdings, Inc., Senior Subordinated Note, 144A 8.750%, 5/01/2014	B	B	NR	1,764,600
1,105,000	Duane Reade, Inc., Senior Subordinated Note, 144A 9.750%, 8/01/2011	CCC	B	NR	1,044,225
585,000	Jean Coutu Group, Inc., Senior Note, 144A 7.625%, 8/01/2012	B	B	NR	595,238
					3,404,063
	Telephone Systems — 8.8%
565,000	American Cellular Corp., Series B, Senior Note 10.000%, 8/01/2011	B	B	NR	457,650
3,425,000	Centennial Cellular Operating Co./Centennial Communications Corp., Guaranteed Senior Note 10.125%, 6/15/2013	CCC	Caa	NR	3,604,813
965,000	Dobson Communications Corp., Senior Note 8.875%, 10/01/2013	CCC	Caa	NR	622,425
730,000	Dobson Communications Corp., Senior Note 10.875%, 7/01/2010	CCC	Caa	NR	525,600
2,000,000	LCI International, Inc., Senior Note 7.250%, 6/15/2007	NR	Caa	B	1,815,000
700,000	Nextel Communications, Inc., Senior Note 5.950%, 3/15/2014	BB	Ba	BB	686,000
750,000	Qwest Capital Funding, Inc., Note 7.900%, 8/15/2010	B	Caa	B	691,875
1,500,000	Qwest Corp., Note, 144A 9.125%, 3/15/2012	BB	Ba	BB	1,650,000
2,000,000	Qwest Services Corp., Senior Subordinated Note, 144A 13.500%, 12/15/2010	B	Caa	B	2,335,000
3,785,519	Receivables Structured Trust Corp., Note, 144A 7.440%, 12/10/2006	NR	Caa	CCC	3,785,519
					16,173,882
	Textiles, Clothing & Fabrics — 1.3%
2,470,000	Broder Brothers, Senior Note 11.250%, 10/15/2010	B	B	NR	2,470,000

	Transportation — 6.1%
4,850,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Note 11.750%, 6/15/2009	B	B	B	4,898,500
220,000	Grupo Transportacion Ferroviaria Mexicana SA DE CV, Senior Note 12.500%, 6/15/2012	B	B	B	244,200
1,950,000	Kansas City Southern Railway Co., Senior Note 9.500%, 10/01/2008	B	B	NR	2,135,250
3,390,000	Laidlaw International, Inc., Senior Note 10.750%, 6/15/2011	B	B	NR	3,868,838
					11,146,788
	Total Corporate Debt (Identified Cost $251,074,508)				261,095,678

Shares	Description	S&P Ratings	Moody’s Ratings	Fitch Ratings	Value
Preferred Stocks — 1.4%
	Media - Broadcasting & Publishing — 0.4%
10,700	Paxson Communications Corp.	CCC	Caa	NR	$802,500

	Telephone Systems — 1.0%
42,687	Dobson Communications Corp., 13.000%, 5/01/2009	NR	Caa	NR	1,792,854

	Total Preferred Stocks (Identified Cost $5,270,573)				2,595,354

	Total Investments — 143.4% (Identified Cost $256,345,081) (a)	263,691,032
	Other Assets, Less Liabilities — 5.6%	10,217,219
	Auction Market Preferred Shares plus cumulative unpaid dividends (49.0%)	$183,870,182
	Total Net Assets — 100%

	Notes to Schedule of Investments

(a)	Federal Tax Information:

	At September 30, 2004, the net unrealized appreciation on investments based on cost of $256,443,226 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,528,132
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,280,326)
	Net unrealized appreciation	$7,247,806

(b)	When issued security to be delivered and settled after September 30, 2004.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of 144A Securities amounted to $75,070,456 or 40.8% of net assets.

Valuation:  Debt securities are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value.  Securities for which closing market prices or market quotations are not available or are not considered by the Adviser to be reflective of a security’s market value, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.  Criteria considered in making this determination may include, but is not limited to, a review of other securities by the same issuer for which market quotations are available, recent bid and ask prices for the security, the issuer’s position in and economic outlook of the industry and, if necessary, a review of similar securities in similar industries.  Securities with remaining maturities of 60 days or less are valued at amortized cost.  This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

Swap Agreements:  The Fund may invest in swap agreements.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  The Fund may enter into interest rate swap agreements to manage its exposure to interest rates and credit risk.  Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest.  Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Net payments of interest on interest rate swap agreements are included as part of interest income.  Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.  At September 30, 2004, the Fund had the following open swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
22,500 USD	03/15/2007	Agreement with Citibank N.A. dated 03/11/04 to pay the notional amount multiplied by 2.27% and to receive the notional amount multiplied by the 1 month U.S. Dollars — London Interbank Offered Rate — British Bankers Association (USD — LIBOR — BBA) adjusted for compounding.	$415,000

22,500 USD	03/15/2006	Agreement with Citibank N.A. dated 03/11/2004 to pay the notional amount multiplied by 1.78% and to receive the notional amount multiplied by the 1 month U.S. Dollars — London Interbank Offered Rate — British Bankers Association (USD — LIBOR — BBA) adjusted for compounding.	$280,000

22,500 USD	09/28/2007	Agreement with Citibank N.A. dated 09/24/2004 to pay the notional amount multiplied by 3.224% and to receive the notional amount multiplied by the 1 month U.S. Dollars — London Interbank Offered Rate — British Bankers Association (USD — LIBOR — BBA) adjusted for compounding.	$(5,000)

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers First Trust Income Opportunity Fund

	By:	/s/ Bradley Tank, President/Chief Executive Officer
Bradley Tank, President/Chief Executive Officer

Date	November 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Bradley Tank, President/Chief Executive Officer
Bradley Tank, President/Chief Executive Officer

Date	November 16, 2004

	By:	/s/ Edward Grieb, Treasurer/Chief Financial Officer
Edward Grieb, Treasurer/Chief Financial Officer

Date	November 16, 2004